Average Annual Total Returns - FidelityHerefordStreetTrustFunds-RetailComboPRO - FidelityHerefordStreetTrustFunds-RetailComboPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Return Before Taxes
Jun. 29, 2023
Average Annual Return:
Past 1 year	1.31%
Past 5 years	0.98%
Past 10 years	0.54%